North Capital Funds Trust

Supplement dated April 17, 2020
to the Prospectus dated June 20, 2019
__________________________________________

Effective April 17, 2020, the North Capital Emerging Technology Fund has ceased operations and is no longer available for purchase.

This Supplement, dated April 17, 2020, and the Prospectus and Statement of Additional Information dated June 20, 2019, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 833-2-NCFUND or 833-262-3863.